Income (loss) per share (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Statements [Line Items]
Description of instruments with potential future dilutive effect not included in calculation of diluted earnings per share	For the year ended December 31, 2020, excluded from the calculation of diluted weighted average shares outstanding were 5,978,748 share-based options that were determined to be anti-dilutive.